Income taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes

Note 12 Income taxes

The provision for income taxes consists of the following:

	For the six months ended June 30,
	2024	2025	2025
	HK$’000	HK$’000	US$’000
Current tax
- Hong Kong	-	-	-
- Other countries	76	-	-
	76	-	-

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	For the six months ended June 30,
	2024	2025	2025
	HK$’000	HK$’000	US$’000
Loss before income tax	(1,825)	(3,826)	(487)

Provision for income taxes at Hong Kong profits tax rates of 16.5%	(301)	(523)	(67)
Effect of different tax rates available to different jurisdictions	(47)	(128)	(16)
Non-deductible expenses and non-taxable income, net	1,102	-	-
Under provision from prior year	76	-	-
Tax loss not recognized	(678)	651	83
Income tax expense	76	-	-

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

RLHL is incorporated in the British Virgin Islands and not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Fenbo Industries and Able Industries are incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5% for assessable profits.

PRC

Fenbo SZ is governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

Note 12 Income taxes

The provision for income taxes consists of the following:

	For the year ended December 31
	2022	2023	2024	2024
	HK$’000	HK$’000	HK$’000	US$’000
Current tax
- Hong Kong	274	-	686	88
- Other countries	38	131	1,055	136
	312	131	1,741	224

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	HK$’000	HK$’000	HK$’000	US$’000
Income (loss) before income tax	8,965	(1,331)	(13,741)	(1,769)

Provision for income taxes at Hong Kong profits tax rates of 16.5%	1,479	(220)	(2,267)	(291)
Effect of different tax rates available to different jurisdictions	(355)	131	3,162	407
Non-deductible expenses and non-taxable income, net	(812)	-	(35)	(5)
Under provision from prior year	-	-	590	76
Others	-	220	291	37
Income tax expense	312	131	1,741	224

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

RLHL is incorporated in the British Virgin Islands and not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Fenbo Industries and Able Industries are incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5% for assessable profits.

PRC

Fenbo SZ is governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.